PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 2,632,398	$ 2,613,867	$ 1,462,946
Less: accumulated depreciation	(776,779)	(691,823)	(508,878)
Total	1,855,619	1,922,044	954,068
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	177,383	177,383	177,383
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	619,955	619,955	619,955
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	506,076	502,277	462,508
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	7,733	7,733	7,733
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	373,360	373,360	162,128
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	444,582	429,850	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 503,309	$ 503,309	$ 33,239